Rational Equity Armor Fund
(formerly, Rational Dividend Capture Fund)

(the “Fund”)

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

December 18, 2020

The information in this Supplement amends certain information contained in the Fund’s Prospectus and Summary Prospectus, each dated May 1, 2020.

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The Average Annual Total Returns table under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	11.32%	(0.27)%	5.78%
Return After Taxes on Distributions	9.51%	(2.38)%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	7.26%	(0.68)%	3.95%
Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	5.72%	(1.52)%	5.00%
Standard & Poor’s 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)*	31.93%	9.52%	12.16%
Standard & Poor’s 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)*	31.49%	11.70%	13.56%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	9.90%	(1.15)%	0.56%
Standard & Poor’s 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)*	31.93%	9.52%	10.14%
Standard & Poor’s 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)*	31.49%	11.70%	12.21%

*The Fund’s primary benchmark was changed from the Standard & Poor’s 500 Total Return Index® (the “S&P 500 Index”) to the Standard & Poor’s 500 Value Total Return Index® (the “S&P 500 Value Index”). It was determined that the S&P 500 Value Index is the appropriate broad-based securities market index to compare the Fund’s performance because the S&P Value 500 Index is more reflective of the Fund’s holdings of primarily dividend paying equity companies within the S&P 500 Index.

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and SAI, each dated May 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.